Commitments and contingencies	12 Months Ended
Mar. 31, 2019
Commitments and contingencies
Commitments and contingencies

24           Commitments and contingencies

(a)          Operating lease commitments

For the years ended March 31, 2017, 2018 and 2019, total rental expenses for operating leases were, RMB2,859,  RMB3,483 and RMB3,265 (US$487), respectively.

The total future minimum payments under non-cancellable operating leases of rental arrangements as of March 31, 2019 are as follows:

	March 31, 2019
	RMB	US$

Fiscal years ending March 31,
2020	2,196	327
2021	1,832	273
2022	1,500	224
2023	1,125	168
Total payments	6,653	992

(b)          Contractual commitments – Cooperation agreements

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The annual service fee was RMB2,600 and was renewed to RMB3,000 (US$447) effective from September 2017. The renewed agreement has a term of four years commencing in September 2017.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”) for a term of 20 years. Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The annual service fee was RMB2,000 and was renewed to RMB3,200 (US$477) effective from October 2013.

As of March 31, 2019, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2019
	RMB	US$

Fiscal years ending March 31,
2020	6,200	924
2021	6,200	924
2022	4,450	663
2023	3,200	477
2024	3,200	477
2025 and thereafter	17,867	2,662
Total payments	41,117	6,127